HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF (the “Fund”)

Supplement dated June 19, 2020 to:

•	the Fund’s Summary Prospectus, dated October 31, 2019, as supplemented from time to time (the “Summary Prospectus”);
•	the Fund’s Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (the “Statutory Prospectus,” and, together with the Summary Prospectus, the “Prospectus”); and
•	the Fund’s Statement of Additional Information, dated October 31, 2019, as supplemented from time to time (the “SAI”)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On June 8, 2020, the Fund’s Audit and Qualified Legal Compliance Committee (the “Audit Committee”) informed PriceWaterhouseCoopers, LLP that it has been dismissed, effective June 8, 2020, as the Fund’s independent registered public accounting firm. On June 19, 2020, the Audit Committee recommended, and the Funds’ Board of Trustees approved, the appointment of Cohen & Company as the Fund’s independent registered public accounting firm, effective as of June 19, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SAI

FOR FUTURE REFERENCE.

HFI-SNLN-PROS-SUPP-0620